Finance Costs, Net (Tables)	12 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
Schedule of Finance Cost

For the years ended December 31,	2025	2024
Interest Expense – Short-Term Borrowings and Long-Term Debt	333	307
Net Premium (Discount) on Redemption of Long-Term Debt (1)	9	—
Interest Expense – Lease Liabilities (Note 17)	171	162
Unwinding of Discount on Decommissioning Liabilities (Note 23)	243	225
Other	40	35
Capitalized Interest	(86)	(45)
Finance Costs	710	684
Interest Income	(141)	(170)
	569	514
(1)Includes the premium on redemption, transaction costs and the amortization of associated fair value adjustments.